UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4338


                       HERITAGE CAPITAL APPRECIATION TRUST
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600



Date of fiscal year end:  August 31

Date of reporting period:  November 30

ITEM 1. SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------
                               HERITAGE CAPITAL APPRECIATION TRUST
                                      INVESTMENT PORTFOLIO
                                        NOVEMBER 30, 2005
                                           (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                  % OF NET
                                                     SHARES         VALUE          ASSETS
                                                     ------         -----          ------
   COMMON STOCKS
   -------------
      ADVERTISING
      -----------
         Lamar Advertising Company*                  260,050    $ 12,053,318         2.3%
                                                                --------------    ----------
      BEVERAGES
      ---------
         PepsiCo, Inc.                               263,600      15,605,120         3.0%
                                                                --------------    ----------
      BROADCASTING SERVICES/PROGRAMS
      ------------------------------
         Clear Channel Communications, Inc.          362,100      11,789,976         2.3%
                                                                --------------    ----------
      COMMERCIAL SERVICES
      -------------------
         Cendant Corporation                         507,868       9,024,814         1.8%
         Moody's Corporation                         231,078      13,899,342         2.7%
         Valassis Communications, Inc.*              172,300       5,241,366         1.0%
                                                                --------------    ----------
                                                                  28,165,522         5.5%
      ELECTRONICS
      -----------
         Fisher Scientific International Inc.*        85,500       5,513,040         1.1%
                                                                --------------    ----------
      FINANCIAL SERVICES
      ------------------
         The Charles Schwab Corporation              838,249      12,783,297         2.5%
         Freddie Mac                                 423,000      26,416,350         5.1%
                                                                --------------    ----------
                                                                  39,199,647         7.6%
      FOOD
      ----
         Wm. Wrigley Jr. Company                      76,300       5,233,417         1.0%
                                                                --------------    ----------
      HEALTHCARE PRODUCTS
      -------------------
         Stryker Corporation                         194,000       8,400,200         1.6%
                                                                --------------    ----------
      INTERNET
      --------
         Yahoo! Inc.*                                250,400      10,073,592         1.9%
                                                                --------------    ----------
      LEISURE TIME
      ------------
         Carnival Corporation                        126,600       6,898,434         1.3%
                                                                --------------    ----------
      LODGING
      -------
         Harrah's Entertainment, Inc.                483,000      32,887,469         6.4%
                                                                --------------    ----------
      MULTIMEDIA
      ----------
         Entravision Communications
           Corporation, Class "A"*                l1,625,740      12,176,793         2.4%
         The McGraw-Hill Companies, Inc.             542,840      28,797,662         5.6%
         Viacom Inc., Class "B"                      477,459      15,947,131         3.1%
                                                                --------------    ----------
                                                                  56,921,586        11.1%
      OIL & GAS
      ---------
         Suncor Energy Inc.                          262,340      14,924,523         2.9%
                                                                --------------    ----------
      OIL & GAS SERVICES
      ------------------
         Baker Hughes Inc.                           143,100       8,206,785         1.6%
         Schlumberger Ltd.                           318,500      30,490,005         5.9%
                                                                --------------    ----------
                                                                  38,696,790         7.5%
      PHARMACEUTICALS
      ---------------
         Caremark Rx, Inc.*                          507,443      26,077,496         5.1%
         Medco Health Solutions, Inc.*               206,800      11,094,820         2.1%
                                                                --------------    ----------
                                                                  37,172,316         7.2%
      RETAIL
      ------
         Lowe's Companies, Inc.                      262,610      17,720,923         3.4%
         Target Corporation                          139,800       7,480,698         1.4%
                                                                --------------    ----------
                                                                  25,201,621         4.8%
      SAVINGS & LOANS
      ---------------
         Golden West Financial Corporation            87,900       5,695,041         1.1%
                                                                --------------    ----------

------------------------------------------------------------------------------------------------
                               HERITAGE CAPITAL APPRECIATION TRUST
                                      INVESTMENT PORTFOLIO
                                        NOVEMBER 30, 2005
                                           (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                                                  % OF NET
                                                     SHARES         VALUE          ASSETS
                                                     ------         -----          ------
      SOFTWARE
      --------
         First Data Corporation                      623,848      26,993,903         5.2%
                                                                --------------    ----------
      TELECOMMUNICATIONS
      ------------------
         American Tower Corporation, Class "A"*      240,000       6,549,600         1.3%
         Crown Castle International Corporation*   1,666,800      45,670,319         8.8%
         QUALCOMM Inc.                               508,600      23,126,042         4.5%
                                                                --------------    ----------
                                                                  75,345,961        14.6%
      TELEVISION, CABLE & RADIO
      -------------------------
         Univision Communications Inc., Class "A"*   666,000      20,133,180         3.9%
         Westwood One, Inc.                          765,025      13,877,554         2.7%
                                                                --------------    ----------
                                                                  34,010,734         6.6%

   Total Common Stocks (cost $356,052,355)                       490,782,210        95.0%
                                                                --------------    ----------

   REPURCHASE AGREEMENT
   --------------------
   Repurchase Agreement with State Street
   Bank and Trust Company, dated
   November 30, 2005 @ 3.78% to be
   repurchased at $26,794,813 on
   December 1, 2005, collateralized by
   $27,880,000 United States Treasury Notes,
   3.875% due May 15, 2010, (market value
   $27,288,753 including interest)
   (cost $26,792,000) . . . . . . . . . . . . . .                 26,792,000         5.2%
                                                                --------------    ----------
   TOTAL INVESTMENT PORTFOLIO (COST $382,844,355) (a)            517,574,210       100.2%
   OTHER ASSETS AND LIABILITIES, NET,                               (908,550)       -0.2%
                                                                --------------    ----------
   NET ASSETS                                                   $516,665,660       100.0%
                                                                ==============    ==========

   ------
   *    Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $134,729,855 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $144,658,715 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,928,860.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                HERITAGE CAPITAL
                                                APPRECIATION TRUST
Date:   January 27, 2006

                                                /s/ K.C. Clark
                                                -----------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  January 27, 2006

                                                /s/ K.C. Clark
                                                -----------------------------
                                                K.C. Clark
                                                Executive Vice President and
                                                Principal Executive Officer


Date:   January 27, 2006

                                                /s/ Andrea N. Mullins
                                                -----------------------------
                                                Andrea N. Mullins
                                                Principal Financial Officer and
                                                Treasurer